Property and equipment, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Depreciation expense	$ 46,576	$ 83,396	$ 108,686